EARNINGS PER COMMON SHARE Anti-dulitve Securities excluded from Calculation (Details) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Restricted Stock Units (RSUs)
Antidilutive Securities Excluded from Computation of Earnings Per Share
Anti-dilutive shares excluded from the computation of earnings per share	0.4	0.3	0.3	0.4	0.3	0.2
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share
Anti-dilutive shares excluded from the computation of earnings per share	0.3	0.4	0.4	0.4	0.4	0.4